Property and Equipment (Tables)	12 Months Ended
Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

	September 30, 2017	September 24, 2016
Short-term leasehold property	$371	$360
Video lottery terminals	105,525	104,176
Computer equipment	8,428	7,242
Plant and machinery	3,358	3,215
	117,682	114,993
Less: accumulated depreciation and amortization	(74,197)	(65,762)
	$43,485	$49,231